Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Current: US federal					$ 113	$ 51	$ 23
Current: State					24	12	21
Deferred: US federal					146	181	200
Deferred: State						6
Amortization of investment tax credits					(3)	(3)	(4)
Total reported in operating expenses	$ 57	$ 60	$ 115	$ 123	280	247	240
US federal					(4)	(5)	(14)
Deferred federal					2	7	8
Total reported in other income and deductions					(2)	2	(6)
Total provision in lieu of income taxes					$ 278	$ 249	$ 234